Commitments, Lawsuit Settlement Agreement and Contingencies - Commitments (Details) $ in Thousands, $ in Thousands				3 Months Ended		12 Months Ended
	Jun. 21, 2024 item	May 28, 2021 MXN ($)	Jul. 16, 2020 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Aug. 23, 2024 MXN ($)	Dec. 31, 2022 USD ($)	Jun. 27, 2019 MXN ($)
Commitments, Lawsuit Settlement Agreement and Contingencies
Commitments for transmission rights						$ 9,613,479				$ 460,700
Provision for the settlement agreement						537,015
Construction commitments for technical facilities and building improvements						66,174
Commitments to acquire software and related services						470,841
Amount of future financing expected to provide						$ 31,304	$ 1,500
Minimum annual commitments for the use of satellite transponders										18,438
Number of years in which the Preponderant Economic Agent can be updated						2 years	2 years
Minimum content of broadcast on daily basis to be offered						50.00%	50.00%
Number of relevant markets of restricted television and audio services | item	35
Provision for lawsuit settlement agreement				$ 1,850,220				$ 1,850,220				$ 95,000
Reimbursement receivable				1,431,486				1,431,486				$ 73,500
Lawsuit settlement agreement, expense				$ (425,762)	$ (21,500)			$ 425,762	$ 21,500
Federal taxes
Commitments, Lawsuit Settlement Agreement and Contingencies
Anticipated total settlement amount						$ 908,400							$ 682,000
Cablebox. S.A. de C.V.
Commitments, Lawsuit Settlement Agreement and Contingencies
Anticipated total settlement amount			$ 290,000			546,200
Percentage on commercial rate on merchandise			70.00%
CM Equipos y Soporte, S.A. de C.V.
Commitments, Lawsuit Settlement Agreement and Contingencies
Anticipated total settlement amount		$ 256,300				477,100
Percentage on commercial rate on merchandise		70.00%
Cablems Telecomunicaciones, S.A. de C.V.
Commitments, Lawsuit Settlement Agreement and Contingencies
Tax credit											$ 214,300
Anticipated total settlement amount						230,200
GTAC
Commitments, Lawsuit Settlement Agreement and Contingencies
Amount of future financing expected to provide						$ 39,629
2025
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders										5,823
2026
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders										4,123
2027
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders										4,091
2028
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders										2,031
2029 and thereafter
Commitments, Lawsuit Settlement Agreement and Contingencies
Minimum annual commitments for the use of satellite transponders										$ 2,370